SHEPHERD
                                     STREET
                                     EQUITY
                                      FUND




February 2, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:      The Shepherd Street Funds, Inc.
               File No. 333-59149

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Shepherd Street Funds, Inc.'s registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary







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P.O. Box  46707  Cincinnati, Ohio  45246-0707    Phone: 1-888-575-4800   Fax:  513-587-3450     www.shepherdstreetfund.com
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